Long-Term Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total long-term debt	$ 1,117,045	$ 1,033,330
Less: current installments	82,823	95,176
Less: unamortized deferred loan issuance costs	2,617	2,191
Current portion of long-term debt	80,206	92,985
Amounts due after one year	1,034,222	938,154
Less: unamortized deferred loan issuance costs	5,169	4,524
Long-term debt, less current installments and unamortized deferred loan issuance costs	1,029,053	933,630
220 Million Term Loan Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	157,142	165,000
35 Million Revolving Credit Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	22,000
Fortalez and Recife Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	105,000	109,375
Hilda Loan Facility [Member] | Hilda Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	93,846	96,923
117 Million Loan Facility [Member] | Torill Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		73,177
Torill Loan Facility [Member] | Torill Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	98,333
172.5 Million Loan Facility [Member] | Dan Cisne Dan Sabia [Member]
Debt Instrument [Line Items]
Total long-term debt	86,739	91,339
Ingrid Loan Facility [Member]
Debt Instrument [Line Items]
Total long-term debt	39,400
Ingrid Loan Facility [Member] | Ingrid Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	57,802	61,085
Raquel Loan Facility [Member] | Raquel Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	65,799	68,414
Tordis Loan Facility [Member] | Tordis Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	88,521	91,051
Vigdis Loan Facility [Member] | Vigdis Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	89,786	92,316
Lena Loan Facility [Member] | Lena Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	88,200	90,650
Brasil Loan Facility [Member] | Brasil Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	66,485	69,000
Anna Loan Facility [Member] | Anna Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	72,392
25 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 25,000	$ 25,000